PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

	Construction in progress	Mining properties	Plant and equipment	ROU Assets: Plant and equipment	Total
Cost
Balance, January 1, 2019	$515.1	$2,719.3	$1,920.2	$—	$5,154.6
Adoption of IFRS 16 Leases	—	—	—	8.5	8.5
Additions	137.4	100.1	105.7	19.7	362.9
Changes in asset retirement obligations	—	21.5	—	—	21.5
Disposals	—	—	(59.3)	(0.1)	(59.4)
Transfers within Property, plant and equipment	(157.5)	120.1	(2.6)	40.0	—
Transfers from Exploration and evaluation assets[1]	9.2	—	—	—	9.2
Balance, December 31, 2019	$504.2	$2,961.0	$1,964.0	$68.1	$5,497.3
Additions	164.2	130.4	70.0	26.1	390.7
Changes in asset retirement obligations	—	7.6	—	—	7.6
Disposals	—	—	(67.8)	(2.2)	(70.0)
Derecognition on the establishment of the Rosebel UJV	(2.0)	(32.1)	(1.3)	—	(35.4)
Transfers within Property, plant and equipment	(41.6)	39.7	1.7	0.2	—
Balance, December 31, 2020	$624.8	$3,106.6	$1,966.6	$92.2	$5,790.2

	Construction in progress	Mining properties	Plant and equipment	ROU Assets: Plant and equipment	Total
Accumulated Depreciation and Impairment
Balance, January 1, 2019	$—	$1,609.6	$1,108.9	$—	$2,718.5
Depreciation expense[2]	—	167.9	132.8	5.8	306.5
Disposals	—	—	(52.8)	—	(52.8)
Impairment[3]	—	209.9	73.6	2.0	285.5
Transfers within Property, plant and equipment	—	—	(0.7)	0.7	—
Balance, December 31, 2019	$—	$1,987.4	$1,261.8	$8.5	$3,257.7
Depreciation expense[2]	—	143.3	127.8	12.5	283.6
Disposals	—	—	(65.5)	(1.6)	(67.1)
Derecognition on the establishment of the Rosebel UJV	—	(0.1)	(0.1)	—	(0.2)
Reversal of impairment[3]	—	(45.8)	—	—	(45.8)
Balance, December 31, 2020	$—	$2,084.8	$1,324.0	$19.4	$3,428.2
Carrying amount, December 31, 2019	$504.2	$973.6	$702.2	$59.6	$2,239.6
Carrying amount, December 31, 2020	$624.8	$1,021.8	$642.6	$72.8	$2,362.0
1Refer to note 13.
2Excludes depreciation expense related to Corporate assets included within Other non-current assets, which is included in General and administrative expenses.
3Refer to note 30.
In 2020, capitalized borrowing costs attributable to qualifying assets associated with the Essakane, Rosebel and Westwood mines and the Côté Gold, Boto Gold and Saramacca Projects totaled $24.0 million (2019 - $23.1 million) at a weighted average interest rate of 6.42% (2019 - 7.18%).
As at December 31, 2020, mining properties included capitalized stripping costs of $230.8 million (December 31, 2019 - $211.3 million). Stripping costs of $86.0 million were capitalized during 2020 (2019 - $48.8 million), and $66.5 million were depreciated during 2020 (2019 - $77.4 million).